S000017778 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	206 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Developed ex US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.25%	4.42%	5.13%
S&P Asia 50 Capped Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	21.66%	3.52%	6.77%
iShares Asia 50 ETF
Prospectus [Line Items]
Average Annual Return, Percent		20.42%	2.78%	6.08%
Performance Inception Date					Nov. 13, 2007
iShares Asia 50 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.80%	2.30%	5.56%
iShares Asia 50 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.79%	2.15%	4.83%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	The performance of S&P Asia 50 Capped Index reflects the performance of the S&P Asia 50 through December 22, 2024 and, beginning on December 23, 2024, the performance of the S&P Asia 50 Capped Index, which is when the S&P Asia 50 Capped Index replaced the S&P Asia 50 as the Underlying Index of the Fund.